Arbitral Award Enforcement: (Details Text) $ in Thousands	Dec. 31, 2015 USD ($)
Arbitral Award Enforcement: [Abstract]
Anticipated capital costs of BrisasCristinas project	$ 2,000,000
Mixed company expected ownership by venezuela	55.00%
Mixed company expected ownership by the Company	45.00%
Damages award	$ 713,000
Interest award	22,300
Legal costs award	5,000
Total award	$ 740,300
Post award interest rate - Libor plus	2.00%
Post award interest earned per day	$ 640
Total award to date	772,000
Company's requested award correction	50,000
Venezuela's requested award correction	$ 361,000
Bonus percentage of first two hundred million collected	1.00%
Bonus percentage thereafter	5.00%
Legal fees related to award paid in December 2015	$ 2,500
Reduction from the original amount due for legal fees related to award	500
original amount due for legal fees related to award	3,100
Deferral of legal fees until collection of award	100
Additional legal fees due upon collection of the award	$ 1,800
Maximum amount of proceeds noteholders entitled to	5.468%